Share-Based Payments - Schedule of Model Inputs for Options Granted (Details)	12 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Schedule of Model Inputs for Options Granted [Line Items]
No. of options	1,391,080,658
01/07/2025 [Member]
Schedule of Model Inputs for Options Granted [Line Items]
Expiry date	01/07/2030
Exercise price ($) (in Dollars per share)	$ 0.025
No. of options	107,520,000
Share price at grant date ($) (in Dollars per share)	$ 0.023
Expected volatility	93.83%
Dividend yield	0.00%
Risk-free interest rate	3.43%
Fair value at grant date ($) (in Dollars) | $	$ 1,731,072
01/08/2025 [Member]
Schedule of Model Inputs for Options Granted [Line Items]
Expiry date	01/08/2030
Exercise price ($) (in Dollars per share)	$ 0.06
No. of options	5,000,000
Share price at grant date ($) (in Dollars per share)	$ 0.023
Expected volatility	94.32%
Dividend yield	0.00%
Risk-free interest rate	3.65%
Fair value at grant date ($) (in Dollars) | $	$ 80,500
20/11/2025 [Member]
Schedule of Model Inputs for Options Granted [Line Items]
Expiry date	01/07/2030
Exercise price ($) (in Dollars per share)	$ 0.025
No. of options	99,294,000
Share price at grant date ($) (in Dollars per share)	$ 0.025
Expected volatility	98.58%
Dividend yield	0.00%
Risk-free interest rate	3.76%
Fair value at grant date ($) (in Dollars) | $	$ 1,479,480
09/12/2025 [Member]
Schedule of Model Inputs for Options Granted [Line Items]
Expiry date	31/10/2027
Exercise price ($) (in Dollars per share)	$ 0.039
No. of options	1,179,266,658
Share price at grant date ($) (in Dollars per share)
Expected volatility
Dividend yield
Risk-free interest rate
Fair value at grant date ($) (in Dollars) | $